Loan capital	12 Months Ended
Sep. 30, 2024
Loan capital
Loan capital

Note 14. Loan capital

Accounting policy

Loan capital are instruments issued by Westpac which qualify for inclusion as regulatory capital under the standards issued by the prudential regulator in the relevant jurisdiction. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest method. Interest expense incurred is recognised in net interest income.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Additional Tier 1 (AT1) loan capital
Westpac capital notes	8,376	8,056	8,376	8,056
USD AT1 securities	1,728	1,750	1,728	1,750
Total AT1 loan capital	10,104	9,806	10,104	9,806
Tier 2 loan capital
Subordinated notes	27,779	23,370	26,666	22,279
Total Tier 2 loan capital	27,779	23,370	26,666	22,279
Total loan capital	37,883	33,176	36,770	32,085

Movement reconciliation
Balance as at beginning of year	33,176	31,254	32,085	30,734
Issuances	6,326	3,453	6,326	2,894
Maturities, repayments, buybacks and reductions	(1,957)	(1,171)	(1,951)	(1,171)
Total cash movements	4,369	2,282	4,375	1,723
FX translation impact	(1,416)	235	(1,401)	212
Fair value hedge accounting adjustments	1,714	(623)	1,675	(611)
Other	40	28	36	27
Total non-cash movements	338	(360)	310	(372)
Balance as at end of year	37,883	33,176	36,770	32,085

Additional Tier 1 loan capital

A summary of the key terms and common features of AT1 instruments is provided below.

Consolidated and Parent Entity		Potential scheduled	Optional
$m	Distribution or interest rate	conversion date[a]	redemption date[b]	2024	2023
Westpac capital notes (WCN)
AUD 1,690 million WCN5	(3-month BBSW rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,688	1,686
	x (1 - Australian corporate tax rate)
AUD 1,423 million WCN6	(3-month BBSW rate + 3.70% p.a.)	31 July 2026	31 July 2024[c]	-	1,421
	x (1 - Australian corporate tax rate)
AUD 1,723 million WCN7	(3-month BBSW rate + 3.40% p.a.)	22 March 2029	22 March 2027	1,716	1,714
	x (1 - Australian corporate tax rate)
AUD 1,750 million WCN8	(3-month BBSW rate + 2.90% p.a.)	21 June 2032	21 September 2029	1,740	1,739
	x (1 - Australian corporate tax rate)
AUD 1,509 million WCN9	(3-month BBSW rate + 3.40% p.a.)	22 June 2031	22 September 2028	1,499	1,496
	x (1 - Australian corporate tax rate)
AUD 1,750 million WCN10	(3-month BBSW rate + 3.10% p.a.)	22 June 2034	22 September 2031	1,733	-
	x (1 - Australian corporate tax rate)
Total WCN				8,376	8,056
USD AT1 securities
USD 1,250 million USD AT1 securities	Fixed 5.00% p.a.[d]	n/a	21 September 2027	1,728	1,750
Total USD AT1 securities				1,728	1,750

a.	Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied, if ever.
b.	Certain AT1 instruments may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac may elect to redeem the relevant AT1 instrument on the optional redemption date or dates, subject to APRA’s prior written approval.
c.	On 18 December 2023, AUD 802 million of WCN6 were transferred to the WCN6 nominated party for AUD 100 each pursuant to the WCN10 reinvestment offer. Those WCN6 were subsequently redeemed and cancelled by Westpac. On 31 July 2024, the outstanding AUD 621 million of WCN6 were redeemed and cancelled by Westpac for AUD 100 each.
d.	Until but excluding 21 September 2027 (first reset date). If not redeemed, converted or written-off earlier, from, and including, each reset date to, but excluding, the next succeeding reset date, at a fixed rate p.a. equal to the prevailing 5-year USD mid-market swap rate plus 2.89% p.a.

Note 14. Loan capital (Continued)

Common features of AT1 instruments issued by Westpac Banking Corporation

Payment conditions

Distributions and interest payments on the AT1 instruments are discretionary and will only be paid if the payment conditions are satisfied, including that the payment will not result in a breach of Westpac’s capital requirements under APRA’s prudential standards; not result in Westpac becoming, or being likely to become, insolvent; and if APRA does not object to the payment.

Broadly, if for any reason a distribution or interest payment has not been paid in full on the relevant payment date, Westpac must not determine or pay any dividends on Westpac ordinary shares or undertake a discretionary buyback or capital reduction of Westpac ordinary shares, unless the unpaid amount is paid in full within 20 business days of the relevant payment date or in certain other circumstances.

The AT1 instruments convert into Westpac ordinary shares in the following circumstances:

●	Scheduled Conversion

On the scheduled conversion date, provided certain conversion conditions are satisfied, the relevant AT1 instrument[1] will convert and holders will receive a variable number of Westpac ordinary shares calculated using the face value of the relevant AT1 instrument and the Westpac ordinary share price determined over the 20 business day period prior to the scheduled conversion date, including a 1% discount.

●	Capital Trigger Event or Non-Viability Trigger Event

Westpac will be required to convert some or all AT1 instruments upon the occurrence of:

–

A capital trigger event, when Westpac determines, or APRA notifies Westpac in writing that it believes, Westpac’s Common Equity Tier 1 Capital ratio is equal to or less than 5.125% (on a Level 1 or Level 2 basis2); or

–

A non-viability trigger event, when APRA notifies Westpac in writing that it believes conversion, write-off or write-down of capital instruments of the Westpac, or public sector injection of capital (or equivalent support), in each case is necessary because without it, Westpac would become non-viable

For each AT1 instrument converted, holders will receive a variable number of Westpac ordinary shares calculated using the face value of the relevant AT1 instrument and the Westpac ordinary share price over the five business day period prior to the capital trigger event date or non-viability trigger event date and includes a 1% discount, subject to a maximum conversion number. The maximum conversion number is based on an ordinary share price broadly equivalent to 20% of the Westpac ordinary share price at the time of issue.

Following the occurrence of a capital trigger event or non-viability trigger event, if conversion does not occur within five business days, holders’ rights in relation to the relevant AT1 instrument will be immediately and irrevocably terminated.

●	Conversion in other circumstances

Westpac is able to elect to convert[1], or may be required to convert[1], AT1 instruments early in certain circumstances. The terms of conversion are broadly similar to scheduled conversion, however, the maximum conversion number will depend on the conversion event.

●	Early Redemption

Westpac is able to elect to redeem the relevant AT1 instrument on the optional redemption dates or for certain taxation or regulatory reasons, subject to APRA’s prior written approval.

1.	Excludes USD AT1 securities.
2.	Level 1 comprises Westpac Banking Corporation and its subsidiary entities that have been approved by APRA as being part of an ‘Extended Licensed Entity’ for the purpose of measuring capital adequacy. Level 2 is the consolidation of Westpac Banking Corporation and all its subsidiary entities except those entities specifically excluded by APRA regulations. The head of the Level 2 group is Westpac Banking Corporation.

Note 14. Loan capital (Continued)

Tier 2 loan capital

A summary of the key terms and common features of Westpac’s Tier 2 instruments (subordinated notes) is provided below:

			Optional
$m	Interest rate[a]	Maturity date	redemption date[b]	2024	2023
Subordinated notes issued by Westpac Banking Corporation

USD 100 million	Fixed	23 February 2046	n/a	110	103

JPY 20,000 million	Fixed	19 May 2026	n/a	202	206

JPY 10,200 million	Fixed	2 June 2026	n/a	103	105

JPY 10,000 million	Fixed	9 June 2026	n/a	101	103

USD 1,500 million	Fixed	23 November 2031	23 November 2026	2,095	2,127

AUD 350 million	Fixed	16 August 2029	16 August 2024	-	350

AUD 185 million	Fixed	24 January 2048	n/a	184	184

AUD 130 million	Fixed	2 March 2048	n/a	130	130

USD 1,000 million	Fixed	24 July 2039	n/a	1,196	1,134

USD 1,250 million	Fixed	24 July 2034	24 July 2029	1,686	1,677

AUD 1,000 million	Floating	27 August 2029	27 August 2024	-	1,000

USD 1,500 million	Fixed	4 February 2030	4 February 2025	2,141	2,199

USD 1,500 million	Fixed	15 November 2035	15 November 2030	1,854	1,802

USD 1,000 million	Fixed	16 November 2040	n/a	1,010	939

AUD 1,250 million	Floating	29 January 2031	29 January 2026	1,250	1,236

EUR 1,000 million	Fixed	13 May 2031	13 May 2026	1,544	1,476

USD 1,000 million	Fixed	18 November 2041	n/a	1,059	989

USD 1,250 million	Fixed	18 November 2036	18 November 2031	1,572	1,529

JPY 26,000 million	Fixed	8 June 2032	8 June 2027	261	266

USD 1,000 million	Fixed	10 August 2033	10 August 2032	1,368	1,346

SGD 450 million	Fixed	7 September 2032	7 September 2027	516	498

AUD 1,500 million	Floating	23 June 2033	23 June 2028	1,496	1,494

AUD 300 million	Fixed/Floating	23 June 2023	23 June 2028	300	292

AUD 1,100 million	Fixed/Floating	23 June 2038	23 June 2033	1,100	1,092

AUD 1,500 million	Fixed/Floating	15 November 2038	n/a	1,502	-

USD 750 million	Fixed	17 November 2033	n/a	1,148	-

AUD 650 million	Floating	3 April 2034	3 April 2029	649	-

AUD 600 million	Fixed/Floating	3 April 2034	3 April 2029	593	-

AUD 1,000 million	Floating	10 July 2034	10 July 2029	996	-

AUD 500 million	Fixed/Floating	10 July 2034	10 July 2029	500	-

Total subordinated notes issued by Westpac Banking Corporation				26,666	22,277

Subordinated notes issued by Westpac New Zealand Limited[c]

NZD 600 million	Fixed/Floating	16 September 2032	16 September 2027	541	553

NZD 600 million	Fixed/Floating	14 February 2034	14 February 2029	572	540

Total subordinated notes issued by Westpac New Zealand Limited				1,113	1,093
Total subordinated notes				27,779	23,370

a.	Certain subordinated notes have a fixed interest rate for the period up to the optional redemption date and a floating interest rate thereafter.
b.	Certain Tier 2 instruments may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac Banking Corporation may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA’s prior written approval.
c.	For subordinated notes issued by Westpac New Zealand Limited, it may elect to redeem all or some of the Tier 2 instruments for their face value together with accrued interest (if any) on the optional redemption date or any interest payment date thereafter, subject to RBNZ’s prior written approval. Early redemption of all of the Tier 2 instruments for certain tax or regulatory reasons is permitted on an interest payment date subject to the RBNZ’s prior written approval.

Note 14. Loan capital (Continued)

Common features of subordinated notes

Issued by Westpac Banking Corporation

Interest payments are subject to Westpac being solvent at the time of, and immediately following, the interest payment.

Non-viability trigger event

The definition of non-viability trigger event is described under AT1 loan capital. Upon the occurrence of a non-viability trigger event, Westpac will be required to convert some or all subordinated notes into a variable number of Westpac ordinary shares calculated in a manner similar to that described under AT1 loan capital.

Following the occurrence of a non-viability trigger event, if conversion of a Tier 2 instrument does not occur within five business days, holders’ rights in relation to the relevant Tier 2 instrument will be immediately and irrevocably terminated.

Issued by Westpac New Zealand Limited

Interest payments are subject to Westpac New Zealand Limited being solvent at the time of, and immediately following, the interest payment.

Non-viability trigger event

Tier 2 instruments issued by Westpac New Zealand Limited do not have a non-viability trigger event. These instruments qualify as Tier 2 capital under the RBNZ capital adequacy framework but not under APRA’s capital adequacy framework.